   As filed with the Securities and Exchange Commission on November 21, 1997
                         File No. 2-77284 (811-03459)


                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   FORM N-1A

             REGISTRATION STATEMENT UNDER SECURITIES ACT OF 1933        / /

                       Post-Effective Amendment No. 45                  /x/

                  REGISTRATION STATEMENT UNDER THE INVESTMENT           / /
                              COMPANY ACT OF 1940
                                Amendment No. 25                        /x/

--------------------------------------------------------------------------------

                            PENN SERIES FUNDS, INC.
              (Exact Name of Registrant as Specified in Charter)

--------------------------------------------------------------------------------

                               600 Dresher Road
                          Horsham, Pennsylvania 19044
                   (Address of Principal Executive Offices)
                  Registrant's Telephone Number: 215-956-8000

--------------------------------------------------------------------------------

                              L. STOCKTON ILLOWAY
                                   President
                            Penn Series Funds, Inc.
                       Philadelphia, Pennsylvania 19172
                    (Name and Address of Agent for Service)

                                   Copy to:
                               RICHARD W. GRANT
                               C. RONALD RUBLEY
                          Morgan, Lewis & Bockius LLP
                             2000 One Logan Square
                         Philadelphia, PA  19103-6993

--------------------------------------------------------------------------------

 It is proposed that this filing will become effective (check appropriate box)

            X  immediately upon filing pursuant to paragraph (b) of Rule 485
           --
           __  on (date) pursuant to paragraph to paragraph (b) of Rule 485
           __  60 days after filing pursuant to paragraph a (1) of Rule 485
           __  on (date) pursuant to paragraph (a) (1) of Rule 485
           __ 75 days after filing pursuant to paragraph to paragraph (a)(2) of Rule 485
           __  on (date) pursuant to paragraph (a)(2) of Rule 485

--------------------------------------------------------------------------------

                      CROSS REFERENCE SHEET TO PROSPECTUS
                    AND STATEMENT OF ADDITIONAL INFORMATION

Pursuant to Rule 495(a) under the Securities Act of 1933, the following table indicates the location in the Prospectus and the Statement of Additional Information of the information called for by the Items of Parts A and B of Form N-1A.

                                                             Statement of Additional
Required by Form N-1A          Prospectus                    Information
---------------------          ----------                    -----------------------

1.  Cover Page                 Cover Page

2.  Synopsis                   Not Applicable

3.  Condensed Financial        Financial Highlights
    Information

4.  General Description of     General Information;
    Information;               Investment Objectives
                               and Programs; Additional
                               Investment Information
                               Relating to the Funds

5.  Management of the Fund     Management of the Penn
                               Series Funds, Inc.

5A. Management Discussion      *
    of Investment Performance

6.  Capital Stock and Other    General Information;
    Securities                 Dividends, Distributions
                               and Taxes; Voting Rights

7.  Purchase of Securities     Sales and Redemption of
    Being Offered              Shares

8.  Redemption or Repurchase   Sale and Redemption of
                               Shares

9.  Pending Legal Proceedings  Not Applicable

10. Cover Page                                               Cover Page

11. Table of Contents                                        Table of Contents

12. General Information and                                  Not Applicable
    History


* Information required by Item 5A with respect to all Funds except the Emerging Growth Fund (which commenced operations on May 1, 1997) is contained in the Registrant's December 31, 1996 Annual Report to Shareholders.

                                                             Statement of Additional
Required by Form N-1A          Prospectus                    Information
---------------------          ----------                    -----------------------

13. Investment Objectives                                    Investment Objectives;
    and Policies                                             Securities and
                                                             Investment Techniques;
                                                             Investment Restrictions

14. Management of the Fund                                   Directors and Officers

15. Control Persons and        General Information           Ownership of Shares
    Principal Holders of
    Securities

16. Investment Advisory and    Investment Advisers;          Investment Advisory
    Other Services             Administrative and            Services; Accounting
                               Corporate Services Agent      Services

17. Brokerage Allocation                                     Portfolio Transactions
    and Other Practices

18. Capital Stock and Other    General Information;
    Securities                 Dividends, Distributions
                               and Taxes; Voting Rights

19. Purchase, Redemption       General Information           Net Asset Value of
    and Pricing of Securities                                Shares
    Being Offered

20. Tax Status                                               Dividends,
                                                             Distributions and
                                                             Taxes; Additional
                                                             Investment Information
                                                             Relating to the Fund

21. Underwriters                                             Not Applicable

22. Calculations of                                          Not Applicable
    Performance Data

23. Financial Statements                                     Financial Statements of
                                                             Penn Series

The Prospectus included as part of Post-Effective Amendment No.44 to the Registrant's Registration Statement on Form N-1A (File No. 2-77284), filed with the Securities and Exchange Commission via EDGAR on February 14, 1997 pursuant to Rule 485(a) under the Securities Act of 1933 and in final form on May 6, 1997 pursuant to Rule 497(c) under such Act, is hereby incorporated by reference as if set forth full herein. The Prospectus is supplemented by the addition of unaudited Financial Highlights for each of the Growth Equity, Value Equity, Small Capitalization, Flexibly Managed, International, Quality Bond, High Yield Bond and Money Market Funds for the period ended June 30, 1997 and unaudited Financial Highlights for the Emerging Growth Fund for the period from May 1, 1997 (commencement of operations) through September 30, 1997.

                            PENN SERIES FUNDS, INC.
                         Supplement dated November 21
                                    to the
                         Prospectus dated May 1, 1997

     The Prospectus is hereby amended and supplemented as follows. The following paragraph and tables are added after the first paragraph under the heading "Financial Highlights" on pages 3-11 of the Prospectus:


     The following tables provide unaudited financial highlights for the Growth Equity, Value Equity, Small Capitalization, Flexibly Managed, International, Quality Bond, High Yield Bond, and Money Market Funds for the six month period ended June 30, 1997. These unaudited financial highlights are part of the unaudited financial statements which are included in the Semi-Annual Reports to variable insurance contract owners that invest in Penn Mutual Variable Annuity Account III and Penn Mutual Variable Life Account I of The Penn Mutual Life Insurance Company and PIA Variable Annuity Account I of The Penn Insurance and Annuity Company and incorporated by reference in the Statement of Additional Information. The following tables also provide unaudited financial highlights for the Emerging Growth Fund for the period of May 1, 1997 (commencement of operations) through September 30, 1997. These unaudited financial highlights are part of the Emerging Growth Fund's unaudited financial statements which are contained in the Statement of Additional Information.

PENN SERIES FUNDS, INC.
Financial Highlights
For the Six Months Ended June 30, 1997 (unaudited)
--------------------------------------------------------------------------------

The table below sets forth financial data for a share outstanding throughout each period


                                            Growth Equity     High Yield Bond     Money Market     Quality Bond
                                                 Fund               Fund              Fund             Fund
                                           -------------       -------------     -------------     -------------
Net asset value, beginning of period ...   $       21.46       $        8.91     $        1.00     $       10.00
                                           -------------       -------------     -------------     -------------

Income from investment operations:
Net investment income ..................            0.06                 0.4            0.0246              0.31
Net realized and unrealized gain (loss)
   on investment transactions ..........            3.36                0.29              0.00             (0.05)
                                           -------------       -------------     -------------     -------------

   Total from investment operations ....            3.42                0.69            0.0246              0.26
                                           -------------       -------------     -------------     -------------

Less distributions:
Dividend from net investment income ....            0.00                0.00           (0.0246)             0.00
Distribution from capital gains ........            0.00                0.00              0.00              0.00
                                           -------------       -------------     -------------     -------------

   Total distributions .................            0.00                0.00           (0.0246)             0.00
                                           -------------       -------------     -------------     -------------

Net asset value, end of period .........   $       24.88       $        9.60     $        1.00     $       10.26
                                           =============       =============     =============     =============

   Total return ........................          15.94%               7.74%             2.48%             2.60%

Ratios/Supplemental data:
Net assets, end of period (in thousands)   $     123,798       $      51,092     $      38,637     $      37,330
                                           =============       =============     =============     =============

Ratio of expenses to average net assets            0.76% (a)           0.80% (a)         0.71% (a)         0.74% (a)
                                           =============       =============     =============     =============

Ratio of net investment income
   to average net assets ...............           0.48% (a)           8.98% (a)         4.98% (a)         6.22% (a)
                                           =============       =============     =============     =============

Portfolio Turnover Rate ................           89.3%               64.0%             --               137.6%
                                           =============       =============     =============     =============
Average commission rate paid (b) .......   $      0.0776               --        $       --                 --
                                           =============       =============     =============     =============


                                                               International        Small            Flexibly
                                           Value Equity           Equity        Capitalization        Managed
                                               Fund                Fund              Fund              Fund
                                           ------------        -------------    --------------       --------
Net asset value, beginning of period ...   $       19.32       $       15.61     $       12.53     $       18.74
                                           -------------       -------------     -------------     -------------

Income from investment operations:
Net investment income ..................            0.14                 0.1                 0              0.29
Net realized and unrealized gain (loss)
   on investment transactions ..........            2.50                1.80              1.93              1.30
                                           -------------       -------------     -------------     -------------

   Total from investment operations ....            2.64                1.90              1.93              1.59
                                           -------------       -------------     -------------     -------------

Less distributions:
Dividend from net investment income ....            0.00                0.00              0.00              0.00
Distribution from capital gains ........            0.00                0.00              0.00              0.00
                                           -------------       -------------     -------------     -------------

   Total distributions .................            0.00                0.00              0.00              0.00
                                           -------------       -------------     -------------     -------------

Net asset value, end of period .........   $       21.96       $       17.51     $       14.46     $       20.33
                                           =============       =============     =============     =============

   Total return ........................          13.66%              12.17%            15.40%             8.48%

Ratios/Supplemental data:
Net assets, end of period (in thousands)   $     259,761       $     127,946     $      27,626     $     469,395
                                           =============       =============     =============     =============

Ratio of expenses to average net assets            0.76% (a)           1.14% (a)         0.86% (a)         0.76% (a)
                                           =============       =============     =============     =============

Ratio of net investment income
   to average net assets ...............           1.44% (a)           1.20% (a)         0.74% (a)         3.08% (a)
                                           =============       =============     =============     =============

Portfolio Turnover Rate ................            4.7%               19.3%             54.6%             17.3%
                                           =============       =============     =============     =============
Average commission rate paid (b ........          0.0598              0.0490            0.0556            0.0436
                                           =============       =============     =============     =============


--------------------------------------------------
(a)  Annualized.
(b) Computed by dividing the total amount of commissions paid by total number of shares purchased and sold during the period for which commissions were charged, as required by the SEC.

PENN SERIES FUNDS, INC.
FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

THE EMERGING GROWTH FUND
The table below sets forth financial data for a share outstanding throughout each period


                                            Period ended
                                         September 30, 1997
                                             (Unaudited)
                                           ---------------
Net asset value, beginning of period ...   $         10.00
                                           ---------------

Income from investment operations:
----------------------------------
Net investment income (loss) ...........              0.00
Net realized and unrealized gain
   on investments and foreign currency
   related transactions ................              5.55
                                           ---------------
   Total from investment operations ....              5.55
                                           ---------------

Less distributions:
-------------------
Dividend from net investment income ....           --
Distribution in excess of net
   investment income ...................           --
Distribution from capital gains ........           --
Distribution from capital ..............           --
                                           ---------------
   Total distributions .................           --
                                           ---------------

Net asset value, end of period .........   $         15.55
                                           ===============

   Total return ........................            55.50%

Ratios/Supplemental data:
------------------------
Net assets, end of period (in thousands)   $        14,547
                                           ===============

Ratio of expenses to average net assets              1.15% (a)
                                           ===============

Ratio of net investment income
   to average net assets ...............            -0.61% (a)
                                           ===============

Portfolio turnover rate ................            139.0% (a)
                                           ===============

Average commission rate paid (c) .......   $        0.0541
                                           ===============


----------------------------------------
(a)   Annualized.
(b) Had fees not been waived by the investment advisor and administrator of the Fund, the ratio of expenses to average net assets and the ratio of net investment income to average net assets would have been 1.37% annualized and (0.83)% annualized, respectively, for the period ended September 30, 1997.
(c) Computed by dividing the total amount of commissions paid by total number of shares purchased and sold during the period for which commissions were charged, as required by the SEC beginning after September 1, 1995.

* For the period from May 1, 1997 (commencement of operations) to September 30, 1997.

              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

The Statement of Additional Information included as part of Post-Effective Amendment No. 44 to the Registrant's Registration Statement on Form N-1A (File No. 2-77284), and filed with the Securities and Exchange Commission via EDGAR on February 14, 1997 pursuant to Rule 485(a) under the Securities Act of 1933 and in final form on May 6, 1997 pursuant to Rule 497(c) under such Act, is hereby incorporated herein by reference. The unaudited financial statements for the Growth Equity, Value Equity, Small Capitalization, Emerging Growth, Flexibly Managed, International, Quality Bond, High Yield Bond and Money Market Funds of the Registrant for the periods ended June 30, 1997, including the notes thereto filed with the Securities and Exchange Commission via EDGAR on Form N-30D as part of the Penn Mutual Variable Life Account I, Penn Mutual Variable Annuity Account III and PIA Variable Annuity Account I's Semi-Annual Reports to contract owners are herein incorporated by reference. The Statement of Additional Information is supplemented by the addition of unaudited financial statements of the Emerging Growth Fund for the period from May 1 (commencement of operations) to September 30, 1997 included herewith.

                            PENN SERIES FUNDS, INC.

                   Supplement dated November 21, 1997 to the
         Statement of Additional Information dated May 1, 1997


The Statement of Additional Information dated May 1, 1997 is hereby amended and supplemented by the following. The unaudited financial statements of the Growth Equity, Value Equity, Small Capitalization, Emerging Growth, Flexibly Managed, International, Quality Bond, High Yield Bond and Money Market Funds for the periods ended June 30, 1997 included in the Semi-Annual Reports to variable insurance contract owners that invest in Penn Mutual Variable Annuity Account III and Penn Mutual Variable Life Account I of The Penn Mutual Life Insurance Company and PIA Variable Annuity Account I of The Penn Insurance and Annuity Company are hereby incorporated herein by reference. A copy of the Semi-Annual Report to contract owners must accompany this Statement of Additional Information. The unaudited financial statements of the Emerging Growth Fund for the period May 1, 1997 (commencement of operations) through September 30, 1997 are included herein.

              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                            PENN SERIES FUNDS, INC.

                           The Emerging Growth Fund

                            Schedule of Investments

                              September 30, 1997

                                  (Unaudited)

                                                        Percentage          Number
                                                       of Portfolio        of Shares         Value
                                                       ------------        ---------     --------------
 COMMON STOCK .....................................        98.6%
 ------------------------------
 Advertising ......................................         0.4%
    Universal Outdoor Holdings, Inc.                                         1,400       $       52,150
                                                                                         --------------
Agricultural Operations ...........................         1.0%
    Scheid Vineyards, Inc.                                                  12,900              141,900
                                                                                         --------------
Audio/ Video Products .............................         0.6%
    Gemstar International Group Ltd                                          3,600               90,450
                                                                                         --------------
Bank And Trust ....................................         0.3%
    Redwood Trust, Inc.                                                      1,600               48,300
                                                                                         --------------
Banking ...........................................         0.4%
    MBNA Corp.                                                               1,500               60,750
                                                                                         --------------
Broadcasting ......................................         0.8%
    Emmis Broadcasting Corp.                                                 1,700               80,963
    VDI Media                                                                3,000               38,625
                                                                                         --------------
                                                                                                119,588
                                                                                         --------------
Building Maintance & Services .....................         0.5%
    Fairfield Communications Corp.                                           1,900               71,369
                                                                                         --------------
Business Data Processing ..........................         0.1%
    Sybase, Inc.                                                             1,000               18,031
                                                                                         --------------
Business Services .................................         4.1%
    Accustaff, Inc.                                                          4,000              126,000
    Caribiner International, Inc.                                            1,000               40,750
    Corporatefamily Solutions, Inc.                                          2,500               41,250
    Hall Kinion & Associates, Inc.                                           4,900              103,513
    Romac International, Inc.                                                4,800              209,100
    Sotheby Holdings, Inc.                                                   3,100               62,969
                                                                                         --------------
                                                                                                583,582
                                                                                         --------------
Cable Operators ...................................         0.8%
    Univision Communications, Inc.                                           2,000              108,500
                                                                                         --------------
Care Facility .....................................         0.5%
    Sunrise Assisted Living                                                  1,900               68,519
                                                                                         --------------

                                                        Percentage          Number
                                                       of Portfolio        of Shares         Value
                                                       ------------        ---------     --------------


Commercial Services ...............................         2.3%
    Bridgestreet Accomodations                                               18,900      $      217,350
    Memberworks, Inc.                                                         1,900              42,334
    The Profit Recovery Group
       International, Inc.                                                    4,500              81,844
                                                                                         --------------
                                                                                                341,528
                                                                                         --------------
Communications ....................................         1.1%
    Ciena Corp.                                                               1,000              49,531
    Spectrian Corp.                                                           1,700             108,694
                                                                                         --------------
                                                                                                158,225
                                                                                         --------------
Computers .........................................         3.9%
    Box Hill Systems Corp.                                                    5,700              99,750
    Great Plains Software, Inc.                                                 400              11,150
    Individual, Inc.                                                          2,000              12,031
    Information Management
       Associates, Inc.                                                       3,800              47,025
    Intelligroup, Inc.                                                       12,500             267,969
    New Horizons Worldwide,                                                   1,000              12,875
    Peerless Systems Corp.                                                    1,800              25,088
    Radiant Systems, Inc.                                                     4,100              86,100
                                                                                         --------------
                                                                                                561,988
                                                                                         --------------
Computer Services & Software ......................        18.5%
    Advantage Learning Systems, Inc.                                          3,200              80,800
    Applix, Inc.                                                              1,200              10,800
    Arbor Software Corp.                                                      1,300              60,206
    Aris Corp.                                                                4,000              85,000
    ASI Solutions, Inc.                                                       4,200              39,375
    Aspect Development, Inc.                                                  4,000             164,250
    Check Point Software Technologies Ltd.                                    2,900              90,081
    Ciber, Inc.                                                                 400              18,900
    Computer Learning Centers, Inc.                                           1,800              70,200
    Compuware Corp.                                                           2,000             120,750
    Crystal Systems Solutions                                                 1,200              32,400
    Cybermedia, Inc.                                                          1,000              26,719
    Datastream Systems, Inc.                                                  2,200              82,294
    E*trade Group, Inc.                                                       4,600             215,913
    Ecsoft Group PLC (ADR)                                                   13,400             230,313
    Egghead, Inc.                                                            10,000              90,313
    Information Management Resources                                          1,500              42,188
    Intersolv, Inc.                                                           4,000              61,875
    J. D. Edwards & Co.                                                       3,800             127,775
    JDA Software Group, Inc.                                                    800              29,150
    Keane, Inc.                                                               2,800              88,900
    Legato Systems, Inc.                                                      1,300              46,069
    Mastech Corp.                                                             1,100              37,675
    Medic Computer Systems                                                    1,000              34,188
    Metro Information Services, Inc.                                          1,400              30,013
    Mindspring Enterprises, Inc.                                              1,200              25,725
    Neomedia Technonogies, Inc.                                               2,500              25,625
    Network Solutions, Inc.                                                     700              15,050
    New Era of Networks                                                       5,200              72,150
    Pervasive Software, Inc.                                                  8,200              93,275

                                                        Percentage          Number
                                                       of Portfolio        of Shares         Value
                                                       ------------        ---------     --------------

    Platinum Technology, Inc.                                                1,000       $       21,594
    Rational Software Corp.                                                  1,000               15,969
    Saville Systems Ireland PLC (ADR)                                        1,000               70,438
    Simulated Sciences, Inc.                                                 1,700               33,628
    Smallworldwide PLC (ADR)                                                 3,600               76,500
    The Vantive Corp.                                                        3,300               79,406
    Transactions Systems Architects, Inc.                                    3,200              130,000
    TSI International Software Ltd.                                          1,600               21,350
    Viasoft, Inc.                                                              800               39,600
    Vocaltec Communications Ltd.                                             1,000               24,000
                                                                                          -------------
                                                                                              2,660,457
                                                                                          -------------
Construction ......................................       0.8%
    Hospitality Worldwide Services                                           9,200              120,750
                                                                                         --------------
Consulting Services ...............................       1.9%
    Hagler Bailly, Inc.                                                      2,700               69,188
    Maximus, Inc.                                                            6,900              199,669
                                                                                         --------------
                                                                                                268,857
                                                                                         --------------
Data Processing ...................................       0.3%
    American Management Systems, Inc.                                        2,000               38,125
                                                                                         --------------

Distribution Services .............................       0.7%
    Intelligent Electronics, Inc.                                            4,200              21,263
    Microage, Inc.                                                           2,800              81,200
                                                                                        --------------
                                                                                               102,463
                                                                                        --------------
Drugs .............................................       2.5%
    Applied Analytical Industries,
       Inc. +                                                                  300               6,038
    Boron, Lepore & Associates                                               4,900             114,231
    Jones Medical Industries, Inc.                                           2,000              63,125
    Kendle International, Inc.                                               9,900             185,006
                                                                                        --------------
                                                                                               368,400
                                                                                        --------------
Education .........................................       2.1%
    Abacus Direct Corp.                                                      3,100              98,813
    Education Management Corp.                                               1,200              31,500
    Edutrek International, Inc.                                              1,400              37,100
    Sylvan Learning Systems, Inc.                                            3,000             131,813
                                                                                        --------------
                                                                                               299,226
                                                                                        --------------
Electronics .......................................       2.7%
    Cellstar Corp.                                                           5,200             242,125
    Cyberoptics Corp.                                                        1,500              50,766
    Intest Corp.                                                             5,500              92,813
                                                                                        --------------
                                                                                               385,704
                                                                                        --------------

                                                        Percentage          Number
                                                       of Portfolio        of Shares         Value
                                                       ------------        ---------     --------------

Electronic Components .............................       4.6%
    Aavid Thermal Technologies                                                 500       $       14,875
    Alpha Industries, Inc.                                                   2,100               38,850
    Etec Systems, Inc.                                                       1,000               56,875
    Flextronics International Ltd                                            2,000               95,125
    KLA-Tencor Corp.                                                         1,700              114,803
    Novellus System, Inc.                                                    1,000              125,875
    Qlogic Corp.                                                             1,000               41,813
    Semtech Corp.                                                            2,400              165,900
                                                                                          -------------
                                                                                                654,116
                                                                                          -------------
Electronics-Defense ...............................       0.1%
    Nichols Research Corp.                                                     400                9,850
                                                                                         --------------
Electrical Equipment ..............................       0.3%
    Intergrated Process Equipment
       Corp.                                                                 1,000               36,813
                                                                                         --------------
Electronics-Semiconductors ........................       1.0%
    Photronics, Inc.                                                         2,400              145,275
                                                                                         --------------
Financial Services
    Comdicso, Inc. ................................       2.8%               1,000               32,563
    Financial Federal Corp.                                                  7,650              135,788
    Resource Bancshares Mortgage Group                                       2,800               36,488
    Sirrom Capital Corp.                                                     2,200              114,538
    The Money Store Inc.                                                     2,900               82,288
                                                                                         --------------
                                                                                                401,665
                                                                                         --------------
Healthcare ........................................       4.0%
    Castle Dental Centers, Inc.                                              7,700              106,838
    McKesson Corp.                                                             800               81,550
    Renal Care Group, Inc.                                                   1,200               43,050
    Resmed, Inc.                                                               500               12,875
    Steiner Leisure Ltd.                                                     1,000               37,000
    Vision Twenty-One, Inc.                                                 11,200              153,300
    Vista Medical Technologies, Inc.                                         9,800              145,163
                                                                                         --------------
                                                                                                579,776
                                                                                         --------------
Help Support Services .............................       0.2%
    SCB Computer Technology                                                  1,500               31,875
                                                                                         --------------
Hotels ............................................       3.9%
    Execustay Corp.                                                          9,400              110,450
    Four Seasons Hotels, Inc.                                                1,500               61,500
    Intrawest Corp.                                                          2,000               37,125
    Pegusus Systems, Inc.                                                    1,800               32,681
    Signature Resorts, Inc.                                                  1,000               47,438
    Suburban Lodges of America                                               1,300               34,206
    Trendwest Resorts, Inc.                                                  9,800              230,300
                                                                                         --------------
                                                                                                553,700
                                                                                         --------------

                                                        Percentage          Number
                                                       of Portfolio        of Shares         Value
                                                       ------------        ---------     --------------
Human Resources ...................................        2.7%
    Lamalie Associates, Inc.                                                  600         $       12,825
    RCM Technologies                                                        6,600                106,219
    Staffmark, Inc.                                                         6,800                260,950
                                                                                          --------------
                                                                                                 379,994
                                                                                          --------------
Insurance .........................................        2.1%
    Arm Financial Group, Inc.                                               2,700                 64,294
    Liberty Financial Co.                                                   1,900                 99,750
    Southern Pacific Funding                                                3,400                 47,813
    Sunamerica, Inc.                                                        2,250                 88,172
                                                                                          --------------
                                                                                                 300,029
                                                                                          --------------
Investment ........................................        0.9%
    T. Rowe Price Associates, Inc.                                          2,000                134,250
                                                                                          --------------
Manufacturing  ....................................        1.0%
    CN Biosciences, Inc.                                                      400                  9,350
    General Scanning, Inc.                                                  1,000                 34,813
    Topro, Inc.                                                             1,000                  5,734
    Trikon Technologies, Inc.                                                 900                  7,734
    Wesley Jessen Visioncare                                                3,000                 85,875
                                                                                          --------------
                                                                                                 143,506
                                                                                          --------------
Medical ...........................................        3.7%
    Bioreliance Corp.                                                       5,300                139,788
    Coventry Corp.                                                          5,200                 85,638
    Cytyc Corp.                                                             2,200                 54,863
    Ocular Sciences, Inc.                                                   7,800                179,400
    Seamed Corp.                                                            1,200                 22,200
    Spine-Tech, Inc.                                                        1,000                 37,688
                                                                                          --------------
                                                                                                 519,577
                                                                                          --------------
Medical Services
    Covance, Inc. .................................        1.4%               900                 19,463
    Lincare Holdings, Inc.                                                  1,600                 80,550
    Medical Manager Corp.                                                   1,100                 23,066
    Universal Health Services, Inc. - B                                     1,700                 73,525
                                                                                          --------------
                                                                                                 196,604
                                                                                          --------------
Medical Information Systems .......................        0.8%
    HBO & Co.                                                               3,000                113,063
                                                                                          --------------
Office Equipment & Supplies .......................        1.0%
    Granite Financial, Inc                                                 12,200                143,350
                                                                                          --------------
Oil & Gas .........................................        0.1%
    Cal Dive International Inc.                                               400                 15,000
                                                                                          --------------
Personal Services .................................        0.4%
    Interim Services, Inc.                                                  2,000                 56,250
                                                                                          --------------

                                                        Percentage          Number
                                                       of Portfolio        of Shares         Value
                                                       ------------        ---------     --------------
Pharmaceuticals ...................................        1.8%
    Medicis Pharmaceutical Corp.                                             2,300       $      104,794
    Paraxel International Corp.                                              2,500               97,813
    Vertex Pharmaceuticals, Inc.                                             1,600               60,450
                                                                                          -------------
                                                                                                263,057
                                                                                          -------------
Real Estate .......................................        2.2%
    Asset Investors Corp.                                                    1,000                4,313
    CBCommercial Real Esate Services                                         4,800              155,400
    Lasalle Partners, Inc.                                                   4,400              154,000
                                                                                         --------------
                                                                                                313,713
                                                                                         --------------
Recreational ......................................        1.0%
    Silverleaf Resorts, Inc.                                                 6,100              139,538
                                                                                         --------------
Resorts/Theme Parks ...............................        0.0%
    Vistana, Inc.                                                              100                2,175
                                                                                         --------------
Restaurants .......................................        1.7%
    CKE Restaurants, Inc.                                                    3,500              147,000
    NPC International, Inc.                                                  2,600               32,988
    Star Buffet                                                              4,000               63,250
                                                                                         --------------
                                                                                                243,238
                                                                                         --------------
Retail Merchandising ..............................        0.3%
    Dress Barn, Inc.                                                           900               21,684
    Pacific Sunwear of California                                              600               24,638
                                                                                         --------------
                                                                                                 46,322
                                                                                         --------------
Retail Stores-Department ..........................        2.5%
    Claire's Stores, Inc.                                                    4,900              109,638
    Coldwater Creek, Inc.                                                    1,100               31,350
    Concepts Direct, Inc.                                                    1,800               35,213
    Delia's, Inc.                                                            2,400               54,450
    Gadzooks                                                                 2,400               50,550
    K&G Mens Ctr                                                             1,500               29,250
    Piercing Pagoda, Inc.                                                    1,600               50,200
                                                                                         --------------
                                                                                                360,651
                                                                                         --------------
Shoes .............................................        0.2%
    Vans, Inc.                                                               1,800               28,856
                                                                                         --------------
Semiconductors ....................................        1.6%
    Galileo Technology Ltd.                                                    500               16,594
    Micrel, Inc.                                                             1,000               42,313
    Vitesse Semiconductor Corp.                                              3,300              163,556
                                                                                         --------------
                                                                                                222,463
                                                                                         --------------
Telecommunications ................................        6.6%
    Ace*Comm Corp.                                                             900               19,519
    Advanced Fibre Communication                                             1,200               49,163
    Brightpoint, Inc.                                                        3,700              171,356
    LCC International, Inc.                                                  1,700               36,869

                                                        Percentage          Number
                                                       of Portfolio        of Shares         Value
                                                       ------------        ---------     --------------
    Midcom Communications, Inc.                                              3,000       $       20,625
    Natural Microsystems Corp.                                               1,700               64,388
    Nextlink Communications                                                  9,600              231,600
    P-Com, Inc.                                                              2,000               47,875
    Pairgain Tech.                                                           3,800              108,181
    Premisys Communications, Inc.                                            2,000               50,938
    Tekelec                                                                  3,000              102,188
    Uniphase Corp.                                                             500               39,781
                                                                                          -------------
                                                                                                942,483
                                                                                          -------------
Textile-Apparel ...................................        1.4%
    Novel Demim Holdings Ltd.                                                7,400              198,875
                                                                                         --------------

Tobacco ...........................................        1.3%
    800-Jr Cigar, Inc.                                                       5,400              189,000
                                                                                         --------------
Transportation-Miscellaneous ......................        0.7%
    Travel Services International, Inc.                                      4,800               99,000
                                                                                         --------------
       TOTAL COMMON STOCK                           (Cost     $12,214,053)                   14,132,926
                                                                                         --------------

PREFERRED STOCK ...................................        1.4%
------------------------------
    Trans World Airlines                                                     8,000              203,000
                                                                                         --------------


  TOTAL INVESTMENTS                                      100.0%                          $   14,335,926
                                                                                         ==============

PENN SERIES FUNDS, INC.
Statement of Assets and Liabilities (in 000's)

================================================================================

September 30, 1997 (unaudited)

                                                                                          Emerging
                                                                                           Growth
                                                                                            Fund
                                                                                         ==========
Investments at value ...........................................................           $ 14,336
Cash ...........................................................................                  0
Interest, dividends and reclaims receivable ....................................                  4
Receivable for investment securities sold ......................................              1,616
Receivable for capital stock sold ..............................................                 38
Net unrealized appreciation on forward foreign currency contracts ..............                  -
Other assets ...................................................................                  -
                                                                                         ----------
          Total Assets .........................................................             15,994
                                                                                         ----------

LIABILITIES:

Cash overdraft .................................................................                148
Payable for investment securities purchased ....................................              1,257
Payable for capital stock redeemed .............................................                 30
Dividends payable ..............................................................                  0
Payable to the investment advisor ..............................................                  7
Payable to The Penn Mutual Life Insurance Co. ..................................                  0
Net unrealized appreciation on forward foreign currency contracts ..............                  0
Other liabilities ..............................................................                  5
                                                                                         ----------
       Total Liabilities .......................................................              1,447
                                                                                         ----------
NET ASSETS .....................................................................           $ 14,547
                                                                                         ==========

Shares of $.10 par value capital stock issued
   and outstanding .............................................................                935

Net asset value, offering and redemption price per share .......................           $  15.55

Net assets consist of:
   Capital paid in .............................................................           $ 10,976
   Undistributed net investment income .........................................                (21)
   Accumulated net realized gain (loss) on investment transactions
      and foreign exchange .....................................................              1,663
   Net unrealized appreciation (depreciation) in value of investments,
      futures contracts and foreign currency related items .....................              1,929
                                                                                         ----------
         Total net assets ......................................................           $ 14,547
                                                                                         ==========

(1) Investments at cost ........................................................           $ 12,407

PENN SERIES FUNDS, INC.
STATEMENT OF OPERATIONS - FOR THE NINE MONTHS ENDED
SEPTEMBER 30, 1997 (UNAUDITED)
(Dollar Amounts in Thousands)
================================================================================

                                                                                Emerging
                                                                                 Growth
                                                                                  Fund
                                                                                =========
INVESTMENT INCOME:
Dividends ....................................................................        $12
Interest .....................................................................          7
Foreign tax withheld .........................................................          0
                                                                                ---------
       Total investment income ...............................................         19
                                                                                ---------

EXPENSES:
Investment advisory fees .....................................................         28
Administration fees ..........................................................          5
Accounting fees ..............................................................          3
Custodian fees and expenses ..................................................          9
Other expenses ...............................................................          2
                                                                                ---------
       Total expenses ........................................................         47
       Less: Expense waivers .................................................         (7)
                                                                                ---------
             Net expenses ....................................................         40
                                                                                ---------
Net investment income (loss) .................................................        (21)
                                                                                ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
    Net realized gain on investment transactions .............................      1,663
    Net realized foreign exchange gain .......................................          0
    Change in net unrealized appreciation of investments, futures
       contracts and foreign currency related items ..........................      1,929
                                                                                ---------
Net realized and unrealized gain on investments ..............................      3,592
                                                                                ---------

NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS ...........................................................     $3,571
                                                                                =========

PENN SERIES FUNDS, INC.
STATEMENT OF CHANGES IN NET ASSETS
(Dollar Amounts in Thousands)

====================================================================================================================================

                                                                                                       Emerging Growth Fund *
                                                                                            =======================================
                                                                                                Nine months             Year
                                                                                                   ended               ended
                                                                                                 09/30/97           December 31,
INCREASE IN NET ASSETS:                                                                         (unaudited)             1996
                                                                                            =================     =================
OPERATIONS:
Net investment income (loss) .............................................................. $             (21)    $            -
Net realized gain on investment transactions ..............................................             1,663                  -
Net realized foreign exchange gain ........................................................                -                   -
Net change in unrealized appreciation / depreciation of investments and
   foreign currency related items .........................................................             1,929                  -
                                                                                            -----------------     ---------------
      Net increase in net assets resulting from operations ................................             3,571                  -
                                                                                            -----------------     ---------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income .....................................................................                -                   -
Net realized capital gains ................................................................                -                   -
In excess of net investment income ........................................................                -                   -
Return of capital .........................................................................                -                   -
                                                                                            -----------------     ---------------
      Total distributions .................................................................                -                   -
                                                                                            -----------------     ---------------
CAPITAL SHARE TRANSACTIONS
   Net increase in net assets from capital share transactions .............................            10,796                  -
                                                                                            -----------------     ---------------

TOTAL INCREASE IN NET ASSETS ..............................................................            14,547                  -

NET ASSETS, beginning of period ...........................................................                -                   -
                                                                                            -----------------     ---------------

NET ASSETS, end of period ................................................................. $          14,547     $            -
                                                                                            =================     ===============

* Commenced operations on May 1, 1997.

================================================================================
PENN SERIES FUNDS, INC.
Notes To Financial Statements - SEPTEMBER 30, 1997 (Unaudited)
================================================================================

1 -- Significant Accounting Policies

Penn Series Funds, Inc. (Penn Series) was incorporated in Maryland on April 22, 1982. Penn Series is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company.

Penn Series is presently offering shares in the Emerging Growth Fund (the Fund). It is authorized under its Articles of Incorporation to issue a separate class of shares in each of two additional funds. Each Fund would have its own investment objective and policy.

The following is a summary of significant accounting policies followed by Penn Series in the preparation of its financial statements. The preparation of financial statements requires the use of management's estimates.

     Investment Valuation:

     Emerging Growth Fund -- Portfolio securities listed on a national securities exchange are valued at the last sale price on the securities exchange or securities market on which such securities primarily are traded or, if there has been no sale on that day, at the mean between the current closing bid and asked prices. All other securities for which over-the-counter market quotations are readily available will be valued on the basis of the mean between the last current bid and asked prices. When market quotation are not readily available, or when restricted or other assets are being valued, the securities or assets will be valued at fair value as determined by The Board.

     Foreign Currency Translation -- The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis: market value of investment securities, assets and liabilities at the current rate of exchange, purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

The Fund does not isolate that portion of realized and unrealized gains and losses on investments in equity securities which are due to changes in the foreign exchange rate from that which is due to changes in market prices of equity securities.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the level of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

     Security Transactions And Investment Income: Security transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date and interest income is accrued as earned. The cost of investment securities sold is determined by using the specific identification method for both financial reporting and income tax purposes.

     Dividends To Shareholders: Dividends of investment income and realized capital gains of the Fund will be declared and paid annually. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

     Federal Income Taxes: It is the policy of the Fund to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including realized gains, to its shareholders. Therefore, no provision is made for federal income or excise taxes.

2 -- Derivative Financial Instruments

Off-Balance Sheet Risk

The Fund may trade financial instruments with off-balance sheet risk in the normal course of investing activities and to assist in managing exposure to market risks such as interest rates and foreign currency exchange rates. These financial instruments include written options, forward foreign currency exchange contracts and futures contracts.

The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transaction are considered.

================================================================================
PENN SERIES FUNDS, INC.
Notes To Financial Statements - SEPTEMBER 30, 1997 (Unaudited)
================================================================================

2 -- Derivative Financial Instruments, continued
Derivative Financial Instruments Held or Issued for Purposes Other Than Trading

     Futures Contracts --The Fund, may enter into financial futures contracts for the delayed delivery of securities, currency or contracts based on financial indices on a future date. The Fund is required to deposit either in cash or securities an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by a Fund each day, dependent on daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses by a Fund. The Fund's investment in financial futures contracts is designed only to hedge against anticipated future changes in interest or exchange rates. Should interest or exchange rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

     Written Options -- The Fund, may write covered calls. Additionally, the Fund may buy put or call options for which premiums are paid whether or not the option is exercised. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option is exercised the premium increases the cost basis of the securities purchased by the Fund. As writer of an option, the Fund may have no control over whether the underlying securities may be sold (call) and, as a result, bears the market risk of an unfavorable change in the price of the securities underlying the written option.

     Forward Foreign Currency Contracts -- The Fund may enter into forward foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns denominated in foreign currencies.

Forward foreign currency contracts are valued at the forward rate, and are marked-to-market daily. The change in market value is recorded by the Fund as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of the Fund's portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain the might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

3--Investment Advisory and Other Corporation

Administrative and Corporate Services

Under an administrative and corporate services agreement, The Penn Mutual Life Insurance Company ("Penn Mutual") serves as administrative and corporate services agent for the Fund. The Fund pays Penn Mutual, on a quarterly basis, an annual fee equal to 0.15% of each of the Fund's average daily net assets.

Investment Advisory Services

Under the investment advisory agreement, the following advisor manages the investments of the Fund and provide guidance on certain accounting matters:

         Advisor                                        Penn Series Fund
         -------                                        ----------------
         Independence Capital Management, Inc.          Emerging Growth Fund
         (A wholly owned subsidiary of Penn
           Mutual)

The Fund pays the advisor, on a monthly basis, an annual advisory fee based on the average daily net assets, at the following rates pursuant to the investment advisory agreement: 0.80%, Independence Capital Management, Inc. currently serves as the investment advisor and Robertson Stephens acts as sub-advisor to assist in working to achieve the investment objectives of the Fund.

================================================================================
PENN SERIES FUNDS, INC.
Notes To Financial Statements - SEPTEMBER 30, 1997 (Unaudited)
================================================================================

3 -- Investment Advisory and Other Corporate Services, continued

Expenses and Limitations Thereon

The Fund bears all expenses of its operations other than those incurred by the investment advisors under their respective investment advisory agreements and those incurred by Penn Mutual under its administrative and corporate services agreement. The investment advisor and Penn Mutual have each voluntarily agreed to waive fees or reimburse expenses to the extent each of the Fund's expense ratio (excluding interest, taxes, brokerage, other capitalized expenses, but including investment advisory and administrative and corporate services fees) exceeds the applicable expense limitations for the Fund. The expense limitation for the Fund is 1.15%.

Fees were paid to non-affiliated Directors of Penn Series for the five months ended September 30,1997. However, no person received compensation from Penn Series who is an officer, director, or employee of Penn Series, the investment advisor, administrator, accounting agent or any parent or subsidiary thereof.

4 -- Capital Stock

Transactions in capital stock of the Emerging Growth Fund were as follows:

                                                                             Period Ended
                                                                           September 30 1997
                                                                      --------------------------
                                                                         Shares         Amount
                                                                      -----------    -----------
Shares sold.........................................................      974,229    $11,516,046
Shares issued to shareholders in reinvestment of
 Net investment income..............................................            0              0
 Net realized gain from investment transactions.....................            0              0
Shares reacquired...................................................      (38,860)      (539,673)
                                                                      -----------    -----------
                                                                          935,369    $10,976,373
                                                                      ===========    ===========

--------------------------------------------------------------------------------

5 -- Purchases and Sales of Investments

                                                                        Emerging Growth Fund
                                                                      --------------------------
                                                                       Purchases        Sales
                                                                      -----------    -----------
 Long Term U.S. Govt. and Agency Obligations........................  $         0     $        0
 Other Long-Term Securities.........................................   23,355,856     13,559,145
                                                                      -----------    -----------
   Totals...........................................................  $23,355,856    $13,559,145
                                                                      ===========    ===========

Item 24. Financial Statements and Exhibits

(a) Financial Statements included in Part B:

            The Unaudited Financial Statements for the Emerging Growth Fund for the period from May 1, 1997 (commencement of operations) through September 30, 1997:

            Schedule of Investments-for the five months ended September 30, 1997 Statement of Assets & Liabilities-for the five months ended September 30, 1997
            Statement of Operations-for the five months ended September 30, 1997 Statement of Changes in Net Assets for the five months ended September 30, 1997
            Notes to Financial Statements

            The Unaudited Financial Statements of the Growth Equity, Value Equity, Small Capitalization, Emerging Growth, Flexibly Managed, International, Quality Bond, High Yield Bond and Money Market Funds for the periods ended June 30, 1997 are hereby incorporated by reference to the Statement of Additional Information from Form N-30D, the Semi-Annual Report to Shareholders dated June 30, 1997:

            Schedule of Investments-June 30, 1997
            Statement of Assets & Liabilities-June 30, 1997
            Statement of Operations-June 30, 1997
            Statement of Changes in Net Assets for the periods ended June 30, 1997 and June 30, 1996
            Notes to Financial Statements

            The Audited Financial Statements of the Growth Equity, Value Equity, Small Capitalization, Flexibly Managed, International, Quality Bond, High Yield Bond and Money Market Funds for the fiscal year ended December 31, 1997

            Report of Independent Accountants
            Schedules of Investments - December 31, 1996
            Statement of Assets and Liabilities - December 31, 1996 Statement of Operations for the year ended December 31, 1996 Statements of Changes in Net Assets for the years ended December 31, 1996 and 1995
            Notes to Financial Statements

(b) Exhibits (numbers correspond to numbers in list of exhibits set forth in Item 24(b) of Form N-1A)

        1.  Articles of Incorporation -Previously filed on April 26, 1983 as
            Exhibit 1 to Post-Effective Amendment No. 24 to this Registration Statement and incorporated herein by reference.

        2. By-Laws - Previously filed on August 27, 1992 as Exhibit 2 to Post-Effective Amendment No. 37 to this Registration Statement and incorporated herein by reference.

        3.  None.

        4. None (outstanding shares of common stock are recorded on the books and records of the Registrant - Certificates of stock are not issued).

        5. (a) Investment Advisory Agreement between the Registrant and T. Rowe Price Associates, Inc. with respect to the Flexibly Managed and High Yield Bond Funds - Previously filed on March 10, 1989 as Exhibit 5(a) to Post-Effective Amendment No.33 to this Registration Statement and incorporated herein by reference.

            (b) Investment Advisory Agreement between the Registrant and Independence Capital Management, Inc. with respect to the Growth Equity, Quality Bond and Money Market Funds-Previously filed on August 27, 1992 as Exhibit 5(b) to Post-Effective Amendment No. 37 to this Registration Statement and incorporated herein by reference.

            (c) Form of Investment Advisory Agreement between the Registrant and OpCap Advisors with respect to the Value Equity and Small Capitalization Funds, filed herewith as Exhibit 5(c).

            (d) Investment Advisory Agreement between the Registrant and Vontobel USA Inc. - Previously filed on August 27,1992 as
                 Exhibit 5(e) to Post-Effective Amendment No. 37 to this Registration Statement and incorporated herein by reference.

            (e) Investment Advisory Agreement between the Registrant and Independence Capital Management, Inc. with respect to the Emerging Growth Fund filed, herewith as Exhibit 5(e).

            (f) Form of Sub-Advisory Agreement between Independence Capital Management, Inc. and RS Investment Management, Inc. with respect to the Emerging Growth Fund, filed herewith as Exhibit 5(f).

        6. None. Common stock of the Registrant is sold only to The Penn Mutual Life Insurance Company and its affiliated insurance companies for their general or separate accounts.

        7.  None.

        8. (a) Amended and Restated Custodian Agreement between the Registrant and Provident National Bank - Previously filed on April 26, 1993 as Exhibit 8(a) to Post-Effective Amendment No. 38 to this Registration Statement and incorporated herein by reference.

            (b) Global Custody Agreement between Barclays Bank PLC, Provident National Bank and the Registrant - Previously filed on April 26, 1993 as Exhibit 8(b) to Post-Effective Amendment No. 38 to this Registration Statement and incorporated herein by reference.

        9. (a) Administrative and Corporate Services Agreement between the Registrant and The Penn Mutual Life Insurance Company, filed herewith as Exhibit 9(a).

            (b) Accounting Services Agreement between the Registrant and Provident Financial Processing Corporation - Previously filed on March 10, 1990 as Exhibit 9(b) to Post-Effective Amendment No. 33 to this Registration Statement and incorporated herein by reference.

            (c) Agreement between the Registrant and Provident Financial Processing Corporation on fees for services under Accounting Services Agreement - Previously filed on February 24, 1995 as
                 Exhibit 9(c) to Post-Effective Amendment No. 43 to this Registration Statement and incorporated herein by reference.

        10. Opinion and Consent of Morgan, Lewis & Bockius LLP- Previously filed on April 29, 1996 as Exhibit 10 to Post-Effective Amendment No. 43 to this Registration Statement and incorporated herein by reference.

        11. (a) Consent of Coopers & Lybrand L.L.P. - Previously filed on February 14, 1997 as Exhibit 11(a) to Post-Effective Amendment No. 44 and incorporated herein by reference.

            (b) Powers of Attorney of Directors - Previously filed on February 14, 1997 as Exhibit 11(b) to Post-Effective Amendment No. 44 to this Registration Statement and incorporated herein by reference.

        12.  None.

        13.  None.

        14.  None.

        15.  None.

        16.  None.

        27.  Financial Data Schedules.  Filed herewith.

Item 25. Persons Controlled by or under Common Control with Registrant

        The Penn Mutual Life Insurance Company ("Penn Mutual") is the owner of 100% of the outstanding common stock of the Registrant. For further information on the ownership of the outstanding common stock of the Registrant, see "General Information" and "Voting Rights" in the Prospectus and "Ownership of Shares" in the Statement of Additional Information, which are incorporated hereunder by reference.

        Penn Mutual is the record and beneficial owner of 100% of the outstanding common stock of The Penn Insurance and Annuity Company, a Delaware corporation.

        Penn Mutual is the record and beneficial owner of 100% of the outstanding common stock of Independence Capital Management., Inc., a Pennsylvania corporation, and registered investment adviser.

        Penn Mutual is the record and beneficiary owner of 100% of the outstanding common stock of The Penn Janney Fund, Inc. Penn Janney Fund, Inc. is a Pennsylvania corporation and invests in new business.

        Penn Mutual is the record and beneficial owner of 100% of the outstanding common stock of The Pennsylvania Trust Company, a Pennsylvania corporation.

        Penn Mutual is the record and beneficial owner of 100% of the outstanding common stock of Independence Square Properties, Inc., a holding corporation incorporated in Delaware.

        Independence Square Properties, Inc. is the record and beneficial owner of 100% of the outstanding common stock of the following corporations:
        Penn Glenside Corp., Penn Wayne Corp., St. James Realty Corp., Investors' Mortgage Corp. and Christie Street Properties, Inc., all Pennsylvania corporations; and Indepro Corp., Economic Resources Associates, Inc. and WPI Investment Company, both Delaware corporations.

        Indepro Corp. is the record and beneficial owner of 100% of the outstanding common stock of Indepro Property Fund I Corp., Indepro Property Fund II Corp., Commons One Corp. and West Hazleton, Inc., all Delaware corporations.

        Independence Square Properties, Inc. is the record and beneficial owner of 100% of the outstanding common stock of Janney Montgomery Scott Inc., a Delaware corporation, and Hornor, Townsend & Kent, Inc., a Pennsylvania corporation.

        Janney Montgomery Scott Inc. is the record and beneficial owner of 100% of the outstanding common stock of the following corporations: Addison Capital Management, Inc., a Pennsylvania corporation; JMS Resources, Inc., a Pennsylvania corporation; and JMS Investor Services, Inc., a Delaware corporation.

        Penn Mutual and Janney Montgomery Scott Inc. each is the record and beneficial owner of a subscription agreement for 50% of the common stock of Penn Janney Advisory, Inc., a Pennsylvania corporation.

Item 26. Number of Holders of Securities

        The Penn Mutual Life Insurance Company and its wholly owned subsidiary, The Penn Insurance and Annuity Company, and their separate accounts, are the sole record holders of the outstanding shares of the Registrant.

Item 27. Indemnification

        Article VII, Section (3) of the Articles of Incorporation of the Registrant provides generally that directors and officers of the Registrant shall be indemnified by the Registrant to the full extent permitted by Maryland law and by the Investment Company Act of 1940, now or hereinafter in force.

        Article VI, Section (2) of the By-laws of the Registrant provides generally that directors and officers of the Registrant shall be indemnified to the full extent permissible under Maryland law now or hereafter in force, except that such indemnity shall not protect directors and officers against liability to the Registrant or any shareholder to which such person would otherwise be subject by reason of wilful misfeasance, bad faith, gross negligence or reckless (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 28. Business and Other Connections of Investment Advisers

         T. Rowe Price Associates, Inc.

         See Item 28 of Post-Effective Amendment No. 11 to the Form N-1A Registration Statement of T. Rowe Price Spectrum Funds, Inc. (File 33-10992), filed December 16, 1996, which is incorporated herein by reference.

         Independence Capital Management, Inc.

         Independence Capital Management, a wholly-owned subsidiary of The Penn Mutual Life Insurance Company, is a Pennsylvania corporation which provides investment advisory services. To the knowledge of the Registrant none of the directors or executive officers of Independence Capital Management is, or have been, at any time during the past two years, engaged in any other business, profession, vocation, or employment of a substantial nature, except that certain directors and officers of Independence Capital Management also hold or have held various positions with affiliates of Independence Capital Management, including its parent, The Penn Mutual Life Insurance Company.

         OpCap Advisors

         See Form ADV Registration Statement of OpCap Advisors filed under the Investment Advisers Act of 1940, as amended, on July 16, 1997 Schedules D and F (File No. 801-27180), for information on the business, profession, vocation or employment of a substantial nature in which each director or officer of OpCap Advisors, is or has been, at any time during the past two fiscal years, engaged for his own account or in the capacity of director, officer, employee, partner or trustee.

         Vontobel USA Inc.

         See Form ADV Registration Statement of Vontobel USA Inc. filed under the Investment Advisers Act of 1940, as amended, on December 18, 1996 Schedules D and F (File No. 801-21953), for information on the business, profession, vocation or employment of a substantial nature in which Vontobel USA Inc., and each director or officer of Vontobel USA Inc., is or has been, at any time during the past two fiscal years, engaged for his own account or in the capacity of director, officer, employee, partner or trustee.

Item 29. Principal Underwriters

         Not Applicable.

Item 30. Location of Accounts and Records

         Penn Series Funds, Inc.
         600 Dresher Road
         Horsham, PA  19044

         PFPC Inc.
         Bellevue Corporate Center
         103 Bellevue Parkway
         Wilmington, DE 19809

         T. Rowe Price Associates, Inc.
         100 E. Pratt Street
         Baltimore, MD 21202

         Independence Capital Management, Inc.
         600 Dresher Road
         Horsham, PA  19044

         OpCap Advisors
         Oppenheimer Capital
         One World Financial Center
         New York, NY  10281

         Vontobel USA Inc.
         450 Park Avenue
         New York, NY  10022

Item 31. Management Services

         Not applicable.

Item 32. Undertakings


        The Registrant undertakes to file a post-effective amendment, using financial statements, which need not be certified, within four to six months from the effective date of the Registrant's 1933 Act registration statement.

        The Registrant undertakes to furnish each person to whom a prospectus is delivered a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                                  SIGNATURES


Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for effectiveness of this Amendment to the Registration Statement pursuant to Rule 485(b) and has duly caused this Post-Effective Amendment to this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Horsham, Commonwealth of Pennsylvania on the 21st day of November, 1997.

                          PENN SERIES FUNDS, INC.


                          By: /s/ L. Stockton Illoway
                             ----------------------------------
                             L. Stockton Illoway, President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to this Registration Statement of the Registrant has been signed below by the following persons in the capacities indicated on the 21st day of November, 1997.

Signature                            Title

/s/ L. Stockton Illoway              President (Principal Executive
--------------------------           Officer) and Director
L. Stockton Illoway

/s/  Steven M. Herzberg              Treasurer (Principal
-------------------------            Financial Officer)
Steven M. Herzberg

/s/ Ann M. Strootman                 Controller (Principal
-------------------------            Accounting Officer)
Ann M. Strootman



*   Eugene Bay                       Director

*   James S. Greene                  Director

*   L. Stockton Illoway              Director

*   Richard J. Liburdi               Director


*  William H. Loesche, Jr.           Director

*  M. Donald Wright                  Director


*  By: /s/ L. Stockton Illoway
       ------------------------------------
       L. Stockton Illoway, Attorney-In-Fact

                                 EXHIBIT INDEX


   (1)        Articles of Incorporation -Previously filed on April 26, 1983 as
              Exhibit 1 to Post-Effective Amendment No. 24 to this Registration Statement, and incorporated herein by reference.

   (2) By-Laws - Previously filed on August 27, 1992 as Exhibit 2 to Post-Effective Amendment No. 37 to this Registration Statement, and incorporated herein by reference.

   (3)        None.

   (4) None (outstanding shares of common stock are recorded on the books and records of the Registrant - Certificates of stock are not issued).

   (5)(a) Investment Advisory Agreement between the Registrant and T. Rowe Price Associates, Inc. with respect to the Flexibly Managed and High Yield Bond Funds - Previously filed on March 10, 1989 as
              Exhibit 5(a) to Post-Effective Amendment No.33 to this Registration Statement, and incorporated herein by reference.

   (5)(b) Investment Advisory Agreement between the Registrant and Independence Capital Management, Inc. with respect to the Growth Equity, Quality Bond and Money Market Funds- Previously filed on August 27, 1992 as Exhibit 5(b) to Post-Effective Amendment No. 37 to this Registration Statement, and incorporated herein by reference.

Ex-99.B(5)(c) Form of Investment Advisory Agreement between the Registrant and
              OpCap Advisors with respect to the Value Equity and Small Capitalization Funds, filed herewith.

   (5)(d) Investment Advisory Agreement between the Registrant and Vontobel USA Inc. -Previously filed on August 27,1992 as Exhibit 5(e) to Post-Effective Amendment No. 37 to this Registration Statement, and incorporated herein by reference.

Ex-99.B(5)(e) Investment Advisory Agreement between the Registrant and
              Independence Capital Management, Inc. with respect to the Emerging Growth Fund, filed herewith.

Ex-99.B(5)(f) Form of Investment Sub-Advisory Agreement between Independence
              Capital Management, Inc. and RS Investment Management, Inc. with respect to the Emerging Growth Fund, filed herewith.

   (6) None. Common stock of the Registrant is sold only to The Penn Mutual Life Insurance Company and its affiliated insurance companies for their general or separate accounts.

   (7)        None.

   (8)(a) Amended and Restated Custodian Agreement between the Registrant and Provident National Bank - Previously filed on April 26, 1993 as Exhibit 8(a) to Post-Effective Amendment No. 38 to this Registration Statement, and incorporated herein by reference.

   (8)(b) Global Custody Agreement between Barclays Bank P.C., Provident National Bank and the Registrant - Previously filed on April 26, 1993 as Exhibit 8(b) to Post-Effective Amendment No. 38 to this Registration Statement, and incorporated herein by reference.

Ex-99.B(9)(a) Administrative and Corporate Services Agreement between the
              Registrant and The Penn Mutual Life Insurance Company, filed herewith.

   (9)(b) Accounting Services Agreement between the Registrant and Provident Financial Processing Corporation - Previously filed on March 10, 1990 as Exhibit 9(b) to Post-Effective Amendment No. 33 to this Registration Statement, and incorporated herein by reference.

   (9)(c) Agreement between the Registrant and Provident Financial Processing Corporation on fees for services under Accounting Services Agreement -Previously filed on February 24, 1995 as
              Exhibit 9(c) to Post-Effective Amendment No. 43 to this Registration Statement, and incorporated herein by reference.

   (10) Opinion and Consent of Morgan, Lewis & Bockius LLP- Previously filed on April 29, 1996 as Exhibit (10) to Post-Effective Amendment No. 43 to this Registration Statement and incorporated herein by reference.

   (11)(a) Consent of Coopers & Lybrand L.L.P. incorporated herein by reference to Post-Effective Amendment No. 44 to this Registration Statement filed on February 14, 1997.

   (11)(b) Powers of Attorney of Directors incorporated herein by reference to Post-Effective Amendment No. 44 to this Registration Statement filed on February 14, 1997.

   (12)       None.

   (13)       None.

   (14)       None.

   (15)       None.

   (16)       None.

   Ex-27      Financial Data Schedules.  Filed herewith.